Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Equity Securities
The following is a summary of the marketable securities held by the Company as of December 31, 2012 and 2011:

		Gross Unrealized
	Adjusted Cost	Gains	Losses	Fair Value
December 31, 2012:
Common stocks	$4,195	$12,361	$—	$16,556
Government and government sponsored entities	11,123	—	—	11,123
	$15,318	$12,361	$—	$27,679

December 31, 2011:
Common stocks	$4,207	$9,480	$(5)	$13,682
Mutual funds	928	23	—	951
Mortgage/asset-backed securities	1,717	10	(4)	1,723
Government and government sponsored entities	15,058	45	(1,542)	13,561
Corporate bonds	636	26	—	662
International bonds	33	1	—	34
	$22,579	$9,585	$(1,551)	$30,613

Available For Sale Securities - Government and Government Sponsored Entities
Balance, January 1, 2011	$11,829
Change in unrealized loss included in other comprehensive income	1,542
Transfer out of Level 3 (1)	(2,248)
Balance, December 31, 2012	$11,123

Summary of Impact of Potential Dilutive Common Shares on the Denominator Used to Compute Earnings Per Share
The following summarizes the impact of potential dilutive common shares on the denominator used to compute EPS:

	Year Ended December 31,
	2012	2011	2010
Denominator – basic	154,762	148,289	138,375
Stock Options	3	3	2
Deemed shares related to deferred compensation arrangements	42	42	39
Denominator – diluted	154,807	148,334	138,416

Components of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss) as of December 31, 2012 and 2011 are as follows:

	December 31, 2012
	As reported in:
	Redeemable Noncontrolling Interests	Shareholders' Equity	Noncontrolling Interests	Total
Net unrealized gain (loss) on hedging agreements	$373	$(2,756)	$(3,563)	$(5,946)
Net unrealized gain on available-for-sale securities	353	9,742	2,263	12,358
Accumulated other comprehensive income (loss)	$726	$6,986	$(1,300)	$6,412

	December 31, 2011
	As reported in:
	Redeemable Noncontrolling Interests	Shareholders' Equity	Noncontrolling Interests	Total
Net unrealized gain (loss) on hedging agreements	$377	$(2,628)	$(3,488)	$(5,739)
Net unrealized gain on available-for-sale securities	328	6,053	1,775	8,156
Accumulated other comprehensive income (loss)	$705	$3,425	$(1,713)	$2,417